RELATED PARTY TRANSACTIONS - Disclosure of detailed information about transactions and outstanding balances relating to key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	$ 1,474	$ 1,239
Key management personnel compensation, share-based payment	1,403	850
Key management personnel compensation	2,877	2,089
Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	894	650
Key management personnel compensation, share-based payment	934	568
Key management personnel compensation	1,828	1,218
Outside directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	301	152
Key management personnel compensation, share-based payment	469	282
Key management personnel compensation	770	434
Seabord Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	279	437
Key management personnel compensation, share-based payment	0	0
Key management personnel compensation	$ 279	$ 437